Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 29, 2022 CNY (¥)	Aug. 29, 2022 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Aug. 29, 2022 USD ($) $ / shares
Convertible Senior Notes
Issuance cost paid | ¥			¥ 120,099
Capped call options
Convertible Senior Notes
Cap price | $ / shares		$ 36.48
Premium paid for capped call options	¥ 373,139	$ 54,000
Convertible senior notes
Convertible Senior Notes
Principal amount	¥ 6,910,000			$ 1,000,000
Interest rate (as a percent)	1.50%			1.50%
Principal amount denominator for conversion of debt | $				$ 1
Conversion rate	31.6296	31.6296
Conversion price | $ / shares				$ 31.62
Debt repurchase price percentage	100.00%	100.00%
Issuance cost paid	¥ 121,588	$ 17,596
Convertible senior notes | Capped call options
Convertible Senior Notes
Principal amount | $				$ 1,000,000